Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2024
SDI-NPRT3-1024
1.806764.120
Corporate Bonds - 11.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 10.6%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.2%
Liberty Media Corp. 2.375% 9/30/53 (b)	2,874,000	3,195,888
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	3,122,000	3,434,236
Live Nation Entertainment, Inc. 3.125% 1/15/29	4,165,000	4,781,837
Sphere Entertainment Co. 3.5% 12/1/28 (b)	496,000	745,240
Zynga, Inc. 0% 12/15/26	1,969,000	1,733,273
		13,890,474
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	1,089,000	984,020
Snap, Inc.:
0% 5/1/27	2,631,000	2,196,885
0.125% 3/1/28	4,225,000	3,303,950
0.25% 5/1/25	1,114,000	1,069,440
0.5% 5/1/30(b)	2,097,000	1,697,522
0.75% 8/1/26	746,000	704,970
TripAdvisor, Inc. 0.25% 4/1/26	1,371,000	1,259,675
		11,216,462
Media - 0.4%
Cardlytics, Inc. 4.25% 4/1/29 (b)	542,000	283,534
DISH Network Corp.:
0% 12/15/25	5,717,000	4,259,165
3.375% 8/15/26	10,732,000	6,681,620
Liberty Broadband Corp.:
3.125% 3/31/53(b)	3,585,000	3,574,604
3.125% 6/30/54(b)	2,024,000	2,247,652
Liberty Media Corp. 3.75% 3/15/28	2,340,000	2,548,260
Magnite, Inc. 0.25% 3/15/26	525,000	478,786
		20,073,621
TOTAL COMMUNICATION SERVICES		45,180,557

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.0%
Patrick Industries, Inc. 1.75% 12/1/28	1,150,000	1,606,550
Automobiles - 0.4%
Ford Motor Co. 0% 3/15/26	5,974,000	5,907,444
Lucid Group, Inc. 1.25% 12/15/26 (b)	5,593,000	3,789,258
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	6,610,000	5,879,595
4.625% 3/15/29	4,235,000	4,285,291
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	1,562,000	1,526,855
		21,388,443
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	1,770,000	1,839,915
Etsy, Inc.:
0.125% 10/1/26	1,850,000	1,809,300
0.25% 6/15/28	1,760,000	1,413,121
		5,062,336
Diversified Consumer Services - 0.0%
Stride, Inc. 1.125% 9/1/27	1,407,000	2,298,335
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. 0% 3/15/26	6,282,000	5,785,722
Booking Holdings, Inc. 0.75% 5/1/25	2,356,000	4,883,733
Carnival Corp. 5.75% 12/1/27	4,467,000	6,671,465
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	1,256,000	1,120,352
NCL Corp. Ltd. 5.375% 8/1/25	1,265,000	1,464,870
Penn Entertainment, Inc. 2.75% 5/15/26	3,230,000	3,455,792
Royal Caribbean Cruises Ltd. 6% 8/15/25	989,000	3,285,953
		26,667,887
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	2,792,000	3,073,992
Leisure Products - 0.1%
Peloton Interactive, Inc.:
0% 2/15/26	1,326,000	1,193,400
5.5% 12/1/29(b)	863,000	1,126,647
Topgolf Callaway Brands Corp. 2.75% 5/1/26	1,063,000	1,039,083
		3,359,130
Specialty Retail - 0.2%
The RealReal, Inc.:
1% 3/1/28	1,813,000	824,915
3% 6/15/25	420,000	398,790
Wayfair LLC:
0.625% 10/1/25	7,702,000	7,259,135
3.25% 9/15/27	358,000	374,575
		8,857,415
TOTAL CONSUMER DISCRETIONARY		72,314,088

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Freshpet, Inc. 3% 4/1/28	950,000	1,967,450
Post Holdings, Inc. 2.5% 8/15/27	1,580,000	1,873,090
		3,840,540
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Transocean, Inc.:
4% 12/15/25	863,000	1,010,573
4.625% 9/30/29	635,000	1,027,748
		2,038,321
Oil, Gas & Consumable Fuels - 0.2%
CNX Resources Corp. 2.25% 5/1/26	1,163,000	2,537,666
Northern Oil & Gas, Inc. 3.625% 4/15/29	1,354,000	1,636,309
Peabody Energy Corp. 3.25% 3/1/28	1,094,000	1,494,951
Permian Resources Operating LLC 3.25% 4/1/28	735,000	1,801,118
World Kinect Corp. 3.25% 7/1/28	1,405,000	1,620,668
		9,090,712
TOTAL ENERGY		11,129,033

FINANCIALS - 0.4%
Capital Markets - 0.1%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	3,395,000	3,084,358
0.5% 6/1/26	3,525,000	3,482,700
		6,567,058
Consumer Finance - 0.1%
LendingTree, Inc. 0.5% 7/15/25	1,114,000	1,041,479
SoFi Technologies, Inc.:
0% 10/15/26(b)	2,380,000	2,137,240
1.25% 3/15/29(b)	999,000	1,063,436
		4,242,155
Financial Services - 0.2%
Affirm Holdings, Inc. 0% 11/15/26	3,811,000	3,334,625
Block, Inc. 0.125% 3/1/25	2,589,000	2,517,803
Global Payments, Inc. 1.5% 3/1/31 (b)	2,942,000	2,905,225
Repay Holdings Corp. 2.875% 7/15/29 (b)	839,000	816,767
Shift4 Payments, Inc.:
0% 12/15/25	1,412,000	1,651,334
0.5% 8/1/27	934,000	931,236
		12,156,990
TOTAL FINANCIALS		22,966,203

HEALTH CARE - 1.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	3,299,000	3,770,757
BridgeBio Pharma, Inc. 2.25% 2/1/29	5,305,000	4,405,803
Cytokinetics, Inc. 3.5% 7/1/27	2,712,000	3,691,032
Dynavax Technologies Corp. 2.5% 5/15/26	125,000	151,938
Exact Sciences Corp.:
0.375% 3/15/27	593,000	552,973
0.375% 3/1/28	616,000	560,679
1% 1/15/25	504,000	511,610
1.75% 4/15/31(b)	5,313,000	5,005,909
Halozyme Therapeutics, Inc. 1% 8/15/28	2,055,000	2,607,795
Immunocore Holdings PLC 2.5% 2/1/30 (b)	1,289,000	1,130,711
Insmed, Inc. 0.75% 6/1/28	1,520,000	3,645,965
Ionis Pharmaceuticals, Inc. 1.75% 6/15/28	164,000	181,630
Mirum Pharmaceuticals, Inc. 4% 5/1/29	853,000	1,338,442
Natera, Inc. 2.25% 5/1/27	733,000	2,259,106
Novavax, Inc. 5% 12/15/27	437,000	545,704
Sarepta Therapeutics, Inc. 1.25% 9/15/27	3,022,000	3,588,456
		33,948,510
Health Care Equipment & Supplies - 0.6%
CONMED Corp. 2.25% 6/15/27	1,365,000	1,256,073
DexCom, Inc.:
0.25% 11/15/25	2,501,000	2,362,195
0.375% 5/15/28	3,139,000	2,774,876
Enovis Corp. 3.875% 10/15/28 (b)	1,315,000	1,422,830
Envista Holdings Corp. 2.375% 6/1/25	1,448,000	1,523,730
Haemonetics Corp. 2.5% 6/1/29 (b)	1,125,000	1,085,063
Insulet Corp. 0.375% 9/1/26	3,846,000	4,240,215
Integer Holdings Corp. 2.125% 2/15/28	1,395,000	2,194,335
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	1,330,000	1,183,700
Lantheus Holdings, Inc. 2.625% 12/15/27	1,520,000	2,302,040
LivaNova U.S.A., Inc.:
2.5% 3/15/29(b)	999,000	1,029,470
3% 12/15/25	1,720,000	1,854,676
Merit Medical Systems, Inc. 3% 2/1/29 (b)	2,214,000	2,832,813
NuVasive, Inc. 0.375% 3/15/25	1,531,000	1,485,376
Omnicell, Inc. 0.25% 9/15/25	1,214,000	1,153,300
TransMedics Group, Inc. 1.5% 6/1/28	1,884,000	3,664,003
		32,364,695
Health Care Providers & Services - 0.1%
Guardant Health, Inc. 0% 11/15/27	7,020,000	5,596,344
Opko Health, Inc. 3.75% 1/15/29 (b)	312,000	459,989
		6,056,333
Health Care Technology - 0.1%
Evolent Health, Inc. 3.5% 12/1/29 (b)	1,672,000	1,898,556
Health Catalyst, Inc. 2.5% 4/15/25	919,000	896,599
Teladoc Health, Inc. 1.25% 6/1/27	2,789,000	2,297,439
Veradigm, Inc. 0.875% 1/1/27	69,000	75,598
		5,168,192
Life Sciences Tools & Services - 0.0%
Repligen Corp. 1% 12/15/28 (b)	1,947,000	2,030,916
Pharmaceuticals - 0.1%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	1,050,000	1,100,850
Jazz Investments I Ltd. 2% 6/15/26	2,186,000	2,193,651
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	839,000	610,205
		3,904,706
TOTAL HEALTH CARE		83,473,352

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. 0.5% 12/15/27	2,807,000	4,637,440
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	1,405,000	2,052,178
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	1,688,000	2,335,348
		9,024,966
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc. 2.25% 8/15/28	2,015,000	2,651,740
Construction & Engineering - 0.2%
Fluor Corp. 1.125% 8/15/29	5,581,000	7,026,129
Granite Construction, Inc.:
3.25% 6/15/30(b)	1,530,000	1,786,275
3.75% 5/15/28	1,668,000	2,838,936
		11,651,340
Electrical Equipment - 0.1%
Array Technologies, Inc. 1% 12/1/28	1,256,000	902,436
Bloom Energy Corp.:
NULL 3% 6/1/28	1,405,000	1,348,519
3% 6/1/29(b)	3,239,000	2,910,242
Stem, Inc. 4.25% 4/1/30 (b)	1,120,000	338,144
Sunrun, Inc. 4% 3/1/30 (b)	1,405,000	2,065,350
		7,564,691
Ground Transportation - 0.3%
Hertz Corp. 8% 7/15/29 pay-in-kind (b)	661,000	654,990
Lyft, Inc.:
0.625% 3/1/29(b)	2,469,000	2,285,060
1.5% 5/15/25	2,596,000	2,511,630
Uber Technologies, Inc.:
0% 12/15/25	2,309,000	2,511,038
0.875% 12/1/28(b)	6,776,000	8,234,873
		16,197,591
Machinery - 0.0%
Middleby Corp. 1% 9/1/25	1,770,000	2,054,970
Passenger Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25	4,017,000	4,091,315
JetBlue Airways Corp. 2.5% 9/1/29 (b)	1,400,000	1,416,800
Southwest Airlines Co. 1.25% 5/1/25	2,601,000	2,597,633
Spirit Airlines, Inc. 1% 5/15/26	295,000	84,075
		8,189,823
Professional Services - 0.1%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	1,065,000	1,044,233
Parsons Corp. 2.625% 3/1/29 (b)	4,185,000	4,952,948
		5,997,181
TOTAL INDUSTRIALS		63,332,302

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.5% 12/15/26	3,333,000	3,169,683
0.5% 6/15/28	2,710,000	2,260,140
1.5% 12/15/29	1,545,000	1,666,283
		7,096,106
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	855,000	897,066
Insight Enterprises, Inc. 0.75% 2/15/25	1,204,000	3,815,476
Itron, Inc. 1.375% 7/15/30 (b)	1,031,000	1,054,713
OSI Systems, Inc. 2.25% 8/1/29 (b)	1,763,000	1,799,142
Par Technology Corp. 1.5% 10/15/27	98,000	97,118
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	1,620,000	1,487,970
		9,151,485
IT Services - 0.6%
Akamai Technologies, Inc.:
0.125% 5/1/25	3,256,000	3,649,708
0.375% 9/1/27	3,436,000	3,571,887
1.125% 2/15/29(b)	3,545,000	3,591,378
BigCommerce Holdings, Inc. 0.25% 10/1/26	2,305,000	2,015,492
Cloudflare, Inc. 0% 8/15/26	3,537,000	3,261,114
Core Scientific, Inc. 3% 9/1/29 (b)	1,793,000	2,168,634
Digitalocean Holdings, Inc. 0% 12/1/26	2,570,000	2,225,620
MongoDB, Inc. 0.25% 1/15/26	4,102,000	6,005,328
Okta, Inc.:
0.125% 9/1/25	1,756,000	1,662,054
0.375% 6/15/26	1,524,000	1,400,708
Perficient, Inc. 0.125% 11/15/26	1,757,000	1,719,225
Wix.com Ltd. 0% 8/15/25	3,047,000	2,873,321
		34,144,469
Semiconductors & Semiconductor Equipment - 0.6%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	1,580,000	2,201,730
Microchip Technology, Inc.:
0.125% 11/15/24	2,442,000	2,442,000
0.75% 6/1/30(b)	6,398,000	6,298,831
MKS Instruments, Inc. 1.25% 6/1/30 (b)	5,922,000	6,096,699
ON Semiconductor Corp.:
0% 5/1/27	2,254,000	3,475,668
0.5% 3/1/29	3,943,000	4,061,684
Semtech Corp. 1.625% 11/1/27	498,000	673,296
SMART Global Holdings, Inc. 2% 8/15/30 (b)	565,000	561,045
Veeco Instruments, Inc. 2.875% 6/1/29	470,000	661,290
Wolfspeed, Inc.:
1.75% 5/1/26	809,000	581,671
1.875% 12/1/29	12,306,000	4,691,089
		31,745,003
Software - 1.4%
Altair Engineering, Inc. 1.75% 6/15/27	1,770,000	2,415,519
Bentley Systems, Inc.:
0.125% 1/15/26	1,927,000	1,937,599
0.375% 7/1/27	1,770,000	1,624,860
BlackLine, Inc. 1% 6/1/29 (b)	3,134,000	3,091,691
Box, Inc. 0% 1/15/26	1,147,000	1,501,423
Confluent, Inc. 0% 1/15/27	2,483,000	2,165,176
CyberArk Software Ltd. 0% 11/15/24	1,403,000	2,553,860
Datadog, Inc. 0.125% 6/15/25	1,875,000	2,467,500
Dropbox, Inc.:
0% 3/1/26	1,007,000	965,713
0% 3/1/28	1,026,000	977,906
Five9, Inc. 1% 3/15/29 (b)	2,526,000	2,133,207
Guidewire Software, Inc. 1.25% 3/15/25	1,377,000	1,818,329
HubSpot, Inc. 0.375% 6/1/25	1,403,000	2,474,892
InterDigital, Inc. 3.5% 6/1/27	1,276,000	2,317,854
LivePerson, Inc. 0% 12/15/26	1,421,000	721,442
Marathon Digital Holdings, Inc. 2.125% 9/1/31 (b)	700,000	794,150
MicroStrategy, Inc.:
0% 2/15/27	2,865,000	3,379,268
0.625% 3/15/30(b)	2,126,000	2,385,372
0.875% 3/15/31(b)	1,618,000	1,465,908
Nutanix, Inc. 0.25% 10/1/27	1,288,000	1,606,136
Pagerduty, Inc.:
1.25% 7/1/25	345,000	324,300
1.5% 10/15/28(b)	1,545,000	1,558,905
Palo Alto Networks, Inc. 0.375% 6/1/25	2,777,000	10,090,577
Pegasystems, Inc. 0.75% 3/1/25	4,144,000	4,025,896
Progress Software Corp.:
1% 4/15/26	1,496,000	1,636,624
3.5% 3/1/30(b)	1,564,000	1,680,518
Q2 Holdings, Inc. 0.75% 6/1/26	1,355,000	1,434,403
Rapid7, Inc.:
0.25% 3/15/27	120,000	106,875
1.25% 3/15/29(b)	2,040,000	1,862,520
Tyler Technologies, Inc. 0.25% 3/15/26	3,380,000	4,212,041
Varonis Systems, Inc. 1.25% 8/15/25	1,151,000	2,141,436
Vertex, Inc. 0.75% 5/1/29 (b)	1,365,000	1,706,250
Workiva, Inc. 1.25% 8/15/28 (b)	2,292,000	2,107,494
Zscaler, Inc. 0.125% 7/1/25	3,134,000	4,324,920
		76,010,564
Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman 3.5% 6/1/28 (b)	4,290,000	5,725,005
Super Micro Computer, Inc. 0% 3/1/29 (b)	2,831,000	2,311,485
Western Digital Corp. 3% 11/15/28 (b)	4,775,000	6,866,450
		14,902,940
TOTAL INFORMATION TECHNOLOGY		173,050,567

MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	567,000	599,886
Metals & Mining - 0.2%
ATI, Inc. 3.5% 6/15/25	873,000	3,598,506
Equinox Gold Corp. 4.75% 10/15/28 (b)	885,000	1,051,823
MP Materials Corp.:
0.25% 4/1/26(b)	1,448,000	1,310,440
3% 3/1/30(b)	682,000	614,209
United States Steel Corp. 5% 11/1/26	668,000	1,905,136
		8,480,114
TOTAL MATERIALS		9,080,000

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Federal Realty OP LP 3.25% 1/15/29 (b)	740,000	772,190
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	1,932,000	2,034,396
4.375% 3/15/27(b)	1,919,000	1,981,368
Ventas Realty LP 3.75% 6/1/26	3,194,000	3,760,692
Welltower OP LLC 2.75% 5/15/28 (b)	5,030,000	6,579,240
		15,127,886
Real Estate Management & Development - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	2,712,000	2,305,200
Redfin Corp.:
0% 10/15/25	992,000	905,200
0.5% 4/1/27	6,401,000	4,384,685
Zillow Group, Inc. 1.375% 9/1/26	2,810,000	3,723,250
		11,318,335
TOTAL REAL ESTATE		26,446,221

UTILITIES - 1.2%
Electric Utilities - 0.7%
Alliant Energy Corp. 3.875% 3/15/26	1,470,000	1,508,955
Duke Energy Corp. 4.125% 4/15/26	3,970,000	4,172,470
Evergy, Inc. 4.5% 12/15/27 (b)	4,050,000	4,353,750
FirstEnergy Corp. 4% 5/1/26	3,970,000	4,123,165
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	2,236,000	2,815,124
NRG Energy, Inc. 2.75% 6/1/48	1,334,000	2,778,055
PG&E Corp. 4.25% 12/1/27 (b)	7,924,000	8,454,908
PPL Capital Funding, Inc. 2.875% 3/15/28	2,990,000	3,093,155
Southern Co.:
3.875% 12/15/25	4,859,000	5,267,156
4.5% 6/15/27(b)	4,206,000	4,515,141
		41,081,879
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 0% 11/15/25 (b)	5,742,000	5,242,446
Ormat Technologies, Inc. 2.5% 7/15/27	875,000	890,313
Sunnova Energy International, Inc.:
0.25% 12/1/26	2,402,000	1,819,310
2.625% 2/15/28	3,925,000	2,533,588
		10,485,657
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 4.25% 8/15/26	2,585,000	2,579,830
CMS Energy Corp. 3.375% 5/1/28	2,410,000	2,528,090
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	1,769,000	1,887,523
4.375% 6/1/29(b)	1,769,000	1,922,019
		8,917,462
Water Utilities - 0.1%
American Water Capital Corp. 3.625% 6/15/26	3,339,000	3,395,095
TOTAL UTILITIES		63,880,093

TOTAL CONVERTIBLE BONDS		574,692,956
Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	3,305,000	2,934,713
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 8% 5/15/54 (c)	1,045,000	1,111,831
FINANCIALS - 0.6%
Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	789,588
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.95% 3/10/55 (c)	2,700,000	2,785,407
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 7.159% 12/21/65 (b)(c)(d)	14,050,000	11,175,655
Insurance - 0.3%
MetLife, Inc. 6.4% 12/15/66 (c)	8,000,000	8,415,416
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,239,903
5.125% 3/1/52(c)	2,350,000	2,289,710
6.75% 3/1/53(c)	2,750,000	2,922,453
		15,867,482
TOTAL FINANCIALS		30,618,132

UTILITIES - 0.3%
Electric Utilities - 0.1%
Southern Co. 4% 1/15/51 (c)	5,900,000	5,769,169
Multi-Utilities - 0.2%
CMS Energy Corp.:
3.75% 12/1/50(c)	450,000	385,068
4.75% 6/1/50(c)	3,500,000	3,290,155
Sempra 4.125% 4/1/52 (c)	7,865,000	7,316,674
		10,991,897
TOTAL UTILITIES		16,761,066

TOTAL NONCONVERTIBLE BONDS		51,425,742
TOTAL CORPORATE BONDS (Cost $575,510,680)		626,118,698

U.S. Treasury Obligations - 1.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	36,000,000	34,069,219
3.875% 5/15/43	10,000,000	9,439,058
4.25% 2/15/54	7,530,000	7,559,414
4.5% 2/15/44	1,835,000	1,880,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,594,594)		52,948,566

Common Stocks - 54.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	238,633	4,748,797
Cellnex Telecom SA (b)	144,766	5,590,152
Helios Towers PLC (e)	1,287,099	1,916,854
Quebecor, Inc. Class B (sub. vtg.)	238,000	5,910,926
Verizon Communications, Inc.	1,175,519	49,113,184
		67,279,913
Entertainment - 0.2%
The Walt Disney Co.	134,100	12,119,958
Interactive Media & Services - 0.1%
Alphabet, Inc. Class C	7,800	1,287,858
Meta Platforms, Inc. Class A	3,500	1,824,585
		3,112,443
Media - 1.1%
Comcast Corp. Class A	1,207,547	47,782,635
EchoStar Corp. Class A (e)	47,600	882,504
Interpublic Group of Companies, Inc.	340,700	11,110,227
		59,775,366
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	107,232	21,309,143
TOTAL COMMUNICATION SERVICES		163,596,823
CONSUMER DISCRETIONARY - 4.2%
Broadline Retail - 0.0%
Amazon.com, Inc. (e)	7,400	1,320,900
Diversified Consumer Services - 0.3%
H&R Block, Inc.	246,800	15,624,908
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	8,900	1,236,833
Genius Sports Ltd. (e)	173,100	1,319,022
McDonald's Corp.	250,478	72,302,979
Norwegian Cruise Line Holdings Ltd. (e)	31,400	561,746
Red Rock Resorts, Inc.	13,500	786,780
Restaurant Brands International, Inc.	132,141	9,180,694
Starbucks Corp.	268,100	25,354,217
Super Group SGHC Ltd.	159,395	549,913
		111,292,184
Specialty Retail - 1.7%
Burlington Stores, Inc. (e)	75,600	20,278,944
Dick's Sporting Goods, Inc.	1,500	355,440
Lowe's Companies, Inc.	175,554	43,625,169
TJX Companies, Inc.	233,035	27,328,014
		91,587,567
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (f)	50,300	4,060,719
Tapestry, Inc.	123,826	5,073,151
		9,133,870
TOTAL CONSUMER DISCRETIONARY		228,959,429
CONSUMER STAPLES - 8.1%
Beverages - 2.6%
Keurig Dr. Pepper, Inc.	881,381	32,267,358
The Coca-Cola Co.	1,512,872	109,637,834
		141,905,192
Consumer Staples Distribution & Retail - 2.0%
Albertsons Companies, Inc.	128,400	2,519,208
Alimentation Couche-Tard, Inc. (multi-vtg.)	318,657	18,190,393
BJ's Wholesale Club Holdings, Inc. (e)	194,822	15,577,967
Costco Wholesale Corp.	6,057	5,405,146
Dollar Tree, Inc. (e)	122,432	10,344,280
Metro, Inc.	151,500	9,517,300
Target Corp.	191,230	29,376,753
Walmart, Inc.	254,800	19,678,204
		110,609,251
Food Products - 0.2%
Danone SA	101,100	7,025,133
Lamb Weston Holdings, Inc.	16,800	1,040,256
		8,065,389
Household Products - 2.5%
Procter & Gamble Co.	786,020	134,833,871
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,700	4,097,202
Kenvue, Inc.	1,045,617	22,951,293
L'Oreal SA	9,400	4,124,296
Unilever PLC	214,200	13,885,787
Unilever PLC sponsored ADR	11,600	751,564
		45,810,142
TOTAL CONSUMER STAPLES		441,223,845
ENERGY - 6.2%
Energy Equipment & Services - 0.2%
Archrock, Inc.	38,750	783,913
Kodiak Gas Services, Inc.	73,530	2,040,458
Vallourec SA (e)	339,500	5,435,979
		8,260,350
Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.	677,604	24,526,786
Canadian Natural Resources Ltd.	29,100	1,053,711
Cenovus Energy, Inc.	106,710	1,978,403
Cheniere Energy Partners LP	14,630	716,577
Cheniere Energy, Inc.	55,228	10,231,539
DHT Holdings, Inc.	899,746	9,744,249
Energy Transfer LP	405,826	6,533,799
EnLink Midstream LLC	79,190	1,137,168
Exxon Mobil Corp.	1,342,472	158,331,122
Frontline PLC (NY Shares)	56,300	1,359,082
Global Partners LP	12,450	561,246
Hess Corp.	46,800	6,461,208
Hess Midstream LP	30,170	1,126,850
Imperial Oil Ltd.	358,211	26,979,124
Keyera Corp.	30,680	919,045
Kinetik Holdings, Inc.	30,240	1,337,818
Mach Natural Resources LP	71,750	1,386,210
MEG Energy Corp.	12,970	258,312
MPLX LP	12,066	517,390
Phillips 66 Co.	138,424	19,422,271
Plains All American Pipeline LP	208,798	3,745,836
Scorpio Tankers, Inc.	17,200	1,230,488
Shell PLC:
(London)	292,900	10,378,490
rights (e)(g)	292,900	100,758
Sunoco Logistics Partners, LP	25,469	1,379,656
Targa Resources Corp.	55,946	8,218,467
The Williams Companies, Inc.	160,322	7,337,938
Valero Energy Corp.	109,038	15,999,146
Western Midstream Partners LP	81,489	3,143,846
		326,116,535
TOTAL ENERGY		334,376,885
FINANCIALS - 5.9%
Banks - 2.0%
Bank of America Corp.	242,679	9,889,169
JPMorgan Chase & Co.	45,774	10,289,995
M&T Bank Corp.	116,057	19,974,570
PNC Financial Services Group, Inc.	173,460	32,105,711
U.S. Bancorp	662,600	31,294,598
Wells Fargo & Co.	122,331	7,152,694
		110,706,737
Capital Markets - 0.8%
BlackRock, Inc.	46,000	41,483,260
Consumer Finance - 0.4%
Capital One Financial Corp.	149,490	21,964,566
Financial Services - 0.3%
Apollo Global Management, Inc.	79,400	9,188,962
Visa, Inc. Class A	29,800	8,235,826
		17,424,788
Insurance - 2.4%
American Financial Group, Inc.	91,700	12,252,954
Chubb Ltd.	172,336	48,974,444
Hartford Financial Services Group, Inc.	201,736	23,421,550
Marsh & McLennan Companies, Inc.	46,500	10,579,215
The Travelers Companies, Inc.	141,290	32,224,010
		127,452,173
TOTAL FINANCIALS		319,031,524
HEALTH CARE - 6.4%
Biotechnology - 1.0%
AbbVie, Inc.	173,100	33,981,261
Gilead Sciences, Inc.	219,900	17,372,100
		51,353,361
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	36,904	21,780,741
Life Sciences Tools & Services - 0.5%
Danaher Corp.	108,470	29,212,056
Pharmaceuticals - 4.5%
AstraZeneca PLC sponsored ADR	416,924	36,530,881
Eli Lilly & Co.	26,933	25,856,219
GSK PLC	399,400	8,698,761
Johnson & Johnson	574,098	95,219,894
Merck & Co., Inc.	266,781	31,600,209
Roche Holding AG (participation certificate)	48,433	16,395,578
Royalty Pharma PLC Class A	293,300	8,514,499
Sanofi SA sponsored ADR	356,555	20,059,784
		242,875,825
TOTAL HEALTH CARE		345,221,983
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.6%
General Dynamics Corp.	80,400	24,068,544
General Electric Co.	152,475	26,625,185
Huntington Ingalls Industries, Inc.	63,675	18,005,380
Northrop Grumman Corp.	26,602	13,918,432
Rolls-Royce Holdings PLC (e)	898,000	5,887,645
		88,505,186
Building Products - 0.4%
Johnson Controls International PLC	320,890	23,376,837
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	229,900	9,962,646
GFL Environmental, Inc. (f)	125,274	5,425,617
Republic Services, Inc.	19,733	4,108,608
The GEO Group, Inc. (e)	28,882	400,593
Veralto Corp.	38,190	4,293,702
Waste Connections, Inc. (United States)	26,697	4,978,991
Waste Management, Inc.	12,800	2,714,112
		31,884,269
Construction & Engineering - 0.2%
EMCOR Group, Inc.	2,200	864,732
Ferrovial SE	68,051	2,838,938
MDU Resources Group, Inc.	168,700	4,333,903
		8,037,573
Electrical Equipment - 1.6%
AMETEK, Inc.	39,900	6,824,895
Eaton Corp. PLC	228,294	70,070,277
GE Vernova LLC	38,118	7,661,718
Prysmian SpA	39,000	2,733,212
Vertiv Holdings Co.	7,300	606,119
		87,896,221
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd.	21,803	1,808,341
CSX Corp.	73,125	2,505,994
Norfolk Southern Corp.	87,292	22,360,719
Union Pacific Corp.	13,658	3,497,677
		30,172,731
Industrial Conglomerates - 0.4%
Hitachi Ltd.	634,248	15,497,188
Siemens AG	34,402	6,471,205
		21,968,393
Machinery - 0.8%
Chart Industries, Inc. (e)	23,500	2,876,400
ITT, Inc.	281,600	39,204,352
		42,080,752
Professional Services - 0.2%
KBR, Inc.	187,900	13,032,744
Trading Companies & Distributors - 0.4%
Watsco, Inc.	45,080	21,431,934
Transportation Infrastructure - 0.2%
Aena SME SA (b)	52,951	10,687,950
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	4,903	865,024
		11,552,974
TOTAL INDUSTRIALS		379,939,614
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,328,389	67,136,780
Lumentum Holdings, Inc. (e)	15,032	865,994
		68,002,774
Electronic Equipment, Instruments & Components - 0.0%
TD SYNNEX Corp.	9,500	1,153,490
IT Services - 1.2%
Accenture PLC Class A	80,102	27,390,879
Amdocs Ltd.	274,039	23,833,172
Capgemini SA	66,400	13,755,667
		64,979,718
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (e)	8,799	1,307,179
Analog Devices, Inc.	188,556	44,280,491
Applied Materials, Inc.	3,600	710,136
ASML Holding NV (depository receipt)	893	807,156
Broadcom, Inc.	82,370	13,411,483
KLA Corp.	900	737,487
Lam Research Corp.	800	656,808
Marvell Technology, Inc.	17,734	1,352,040
Micron Technology, Inc.	8,600	827,664
NVIDIA Corp.	18,696	2,231,742
NXP Semiconductors NV	139,600	35,787,856
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,269	51,212,787
		153,322,829
Software - 0.9%
Gen Digital, Inc.	286,100	7,570,206
Microsoft Corp.	85,167	35,526,562
MicroStrategy, Inc. Class A (e)	22,810	3,020,500
Zoom Video Communications, Inc. Class A (e)	17,300	1,195,084
		47,312,352
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	128,545	29,436,805
Dell Technologies, Inc. Class C	5,300	612,362
Samsung Electronics Co. Ltd.	565,808	31,432,133
		61,481,300
TOTAL INFORMATION TECHNOLOGY		396,252,463
MATERIALS - 1.6%
Chemicals - 0.7%
Linde PLC	75,755	36,229,829
Containers & Packaging - 0.6%
Ball Corp.	203,800	13,004,478
Crown Holdings, Inc.	193,332	17,479,146
		30,483,624
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (United States)	16,200	1,319,814
Freeport-McMoRan, Inc.	384,858	17,041,512
		18,361,326
TOTAL MATERIALS		85,074,779
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	66,023	14,793,113
Equinix, Inc.	4,936	4,118,401
Lamar Advertising Co. Class A	131,468	16,536,045
Prologis, Inc.	22,862	2,922,221
Public Storage Operating Co.	2,850	979,602
Segro PLC	289,178	3,308,621
Ventas, Inc.	70,444	4,375,277
Welltower, Inc.	38,394	4,633,388
		51,666,668
UTILITIES - 3.6%
Electric Utilities - 2.4%
Constellation Energy Corp.	145,246	28,569,888
Exelon Corp.	153,900	5,862,051
NextEra Energy, Inc.	548,071	44,125,196
PG&E Corp.	356,700	7,026,990
Southern Co.	288,925	24,963,120
SSE PLC	172,463	4,273,973
Xcel Energy, Inc.	278,726	17,066,393
		131,887,611
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	83,900	6,101,208
Suburban Propane Partners LP	30,130	527,275
		6,628,483
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	37,432	641,210
TransAlta Corp.	97,700	860,534
Vistra Corp.	157,784	13,479,487
		14,981,231
Multi-Utilities - 0.8%
Ameren Corp.	143,305	11,824,096
National Grid PLC	570,213	7,511,008
Sempra	88,173	7,246,057
WEC Energy Group, Inc.	152,667	14,202,611
		40,783,772
TOTAL UTILITIES		194,281,097
TOTAL COMMON STOCKS (Cost $2,035,102,534)		2,939,625,110

Preferred Stocks - 8.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
FINANCIALS - 1.0%
Banks - 0.9%
Bank of America Corp. 7.25%	10,462	13,049,253
Wells Fargo & Co. 7.50%	26,485	32,447,236
		45,496,489
Financial Services - 0.1%
Apollo Global Management, Inc. Series A, 6.75%	112,700	7,216,181
TOTAL FINANCIALS		52,712,670

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services, Inc. 6.75%	25,200	1,236,816
INDUSTRIALS - 0.0%
Machinery - 0.0%
RBC Bearings, Inc.	7,600	1,006,860
MATERIALS - 0.1%
Chemicals - 0.1%
Albemarle Corp. 7.25%	130,800	5,621,784
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.:
6.296%	141,424	6,509,747
7.299%	114,200	6,056,026
		12,565,773
TOTAL CONVERTIBLE PREFERRED STOCKS		73,143,903
Nonconvertible Preferred Stocks - 7.3%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
4.75%	250,000	5,200,000
5.125%	85,000	1,856,400
5.35%	300,000	7,182,000
		14,238,400
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp. 6.375%	8,000	194,640
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(d)	62,800	1,318,172
FINANCIALS - 5.4%
Banks - 3.6%
Bank of America Corp.:
4.25%	665,000	13,147,050
4.375%	681,200	13,787,488
4.75%	125,000	2,702,500
5.00%	500,000	11,300,000
Series HH, 5.875%	150,000	3,742,500
Series KK, 5.375%	455,400	10,865,844
Series PP, 4.125%	675,000	12,939,750
JPMorgan Chase & Co.:
4.55%	583,400	12,578,104
4.625%	650,000	14,378,000
4.75%	325,000	7,387,250
Series DD, 5.75%	384,100	9,621,705
Series EE, 6.00%	175,000	4,420,500
Series MM, 4.20%	716,400	14,535,756
Truist Financial Corp. 4.75%	250,000	5,305,000
U.S. Bancorp:
4.50%	150,000	3,180,000
Series K, 5.50%	100,000	2,478,000
Series L, 3.75%	150,000	2,635,500
Series M, 4.00%	240,500	4,494,945
Wells Fargo & Co.:
4.25%	515,000	10,047,650
4.70%	400,000	8,408,000
Series CC, 4.375%	350,000	6,947,500
Series Y, 5.625%	200,000	4,774,000
Series Z, 4.75%	638,900	13,308,287
		192,985,329
Capital Markets - 0.8%
Brookfield Oaktree Holdings Ll:
6.55%	140,300	3,153,944
Series A, 6.625%	105,197	2,440,570
Charles Schwab Corp. 4.45%	200,000	4,270,000
Morgan Stanley:
6.625%	213,600	5,713,800
Series E, 3 month U.S. LIBOR + 0.000% 7.125%(c)(d)	25,000	632,750
Series I, 6.375%(c)	30,000	753,600
Series K, 5.85%(c)	429,000	10,617,750
Series L, 4.875%	175,000	3,941,000
Series O, 4.50%	483,000	9,399,180
Northern Trust Corp. Series E, 4.70%	90,000	1,961,100
State Street Corp. Series G, 5.35% (c)	20,000	494,800
Stifel Financial Corp. Series D, 4.50%	114,900	2,206,080
		45,584,574
Financial Services - 0.1%
Apollo Global Management, Inc. (c)	30,000	793,800
Carlyle Finance LLC 4.625%	165,000	3,258,750
Equitable Holdings, Inc.:
4.30%	76,000	1,504,800
Series A 5.25%	84,500	1,937,585
		7,494,935
Insurance - 0.9%
Allstate Corp.:
5.10%	491,000	11,499,220
Series I, 4.75%	125,000	2,768,750
Series J, 7.375%	35,000	941,500
American Financial Group, Inc. 4.50%	54,000	1,098,360
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	4,637,950
Series C, 6.375%(c)	199,500	5,007,450
Series D, 4.875%	340,000	6,514,400
MetLife, Inc. Series F 4.75%	150,000	3,243,000
Prudential Financial, Inc. 4.125%	100,000	2,005,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	728,000
W.R. Berkley Corp.:
4.125%	200,000	3,834,000
4.25%	152,000	3,056,720
5.10%	100,000	2,255,000
		47,589,350
TOTAL FINANCIALS		293,654,188

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust 6.375%	54,000	1,139,400
Public Storage Operating Co.:
3.875%	100,000	1,790,000
3.95%	100,000	1,815,000
4.00%	150,000	2,787,000
4.00%	224,000	4,204,480
Series I, 4.875%	75,000	1,707,000
Series J, 4.70%	85,000	1,830,900
Series K, 4.75%	75,000	1,638,750
Series L, 4.625%	180,000	3,888,000
Series M, 4.125%	70,000	1,350,300
Series O, 3.90%	100,000	1,787,000
Series S, 4.10%	100,000	1,910,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	438,700
Series F, 5.875%	69,598	1,439,287
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	432,600
		28,158,417
UTILITIES - 1.1%
Electric Utilities - 0.7%
Brookfield Infrastructure Finance ULC 5.00%	40,000	728,800
Duke Energy Corp. 5.625%	50,000	1,249,500
Entergy Louisiana LLC 4.875%	30,500	685,030
Entergy New Orleans LLC 5.50%	23,717	574,782
Georgia Power Co. 5.00%	40,000	986,000
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,837,050
SCE Trust VII:
6.95%	600,000	15,642,000
7.75%	150,000	3,958,500
Southern Co.:
4.20%	221,000	4,612,270
5.25%	41,487	1,006,475
Series A, 4.95%	309,588	7,145,291
		39,425,698
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	2,526,250
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%	53,000	1,014,420
Class A 5.00%	59,100	1,051,980
CMS Energy Corp.:
5.625%	43,258	1,076,692
5.875%	63,130	1,557,417
5.875%	157,943	3,902,772
DTE Energy Co.:
4.375%	85,000	1,739,950
4.375%	100,000	2,039,000
Series E, 5.25%	75,000	1,779,750
Sempra 5.75%	170,459	4,262,327
		18,424,308
TOTAL UTILITIES		60,376,256

TOTAL NONCONVERTIBLE PREFERRED STOCKS		397,940,073
TOTAL PREFERRED STOCKS (Cost $489,464,505)		471,083,976

Equity Funds - 15.2%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (h) (Cost $657,498,172)	5,766,965	821,734,786

Preferred Securities - 7.9%
	Principal Amount (a)	Value ($)
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energy Transfer LP:
6.625% (c)(i)	15,255,000	14,836,357
6.75% (c)(i)	16,975,000	16,883,573
7.125% (c)(i)	6,625,000	6,626,140
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (c)(d)(i)	789,000	786,941
Summit Midstream Corp. 3 month U.S. LIBOR + 7.430% 13.0308% (c)(d)(i)(j)	191,000	280,642
		39,413,653
FINANCIALS - 6.5%
Banks - 4.3%
Bank of America Corp.:
4.375% (c)(i)	15,095,000	14,547,633
5.875% (c)(i)	33,400,000	33,168,428
6.1% (c)(i)	13,710,000	13,691,703
6.3% (c)(i)	8,000,000	8,072,909
JPMorgan Chase & Co.:
3.65% (c)(i)	38,800,000	37,279,215
4.6% (c)(i)	35,390,000	35,202,520
6.1% (c)(i)	16,000,000	15,997,285
6.875% (c)(i)	19,000,000	20,137,549
PNC Financial Services Group, Inc.:
3.4% (c)(i)	10,000,000	8,814,394
5% (c)(i)	10,580,000	10,379,734
6.2% (c)(i)	2,600,000	2,611,294
Truist Financial Corp.:
4.95% (c)(i)	6,250,000	6,156,297
5.1% (c)(i)	6,850,000	6,648,785
U.S. Bancorp 5.3% (c)(i)	1,500,000	1,463,968
Wells Fargo & Co.:
3.9% (c)(i)	14,900,000	14,491,039
7.625% (c)(i)	3,125,000	3,358,753
		232,021,506
Capital Markets - 1.6%
Bank of New York Mellon Corp.:
3.7% (c)(i)	6,725,000	6,472,813
3.75% (c)(i)	8,500,000	7,842,521
4.625% (c)(i)	8,100,000	7,896,502
4.7% (c)(i)	4,925,000	4,854,626
Charles Schwab Corp.:
4% (c)(i)	20,515,000	17,854,875
5% (c)(i)	6,670,000	6,429,169
5.375% (c)(i)	14,875,000	14,759,118
Morgan Stanley 5.875% (c)(i)	6,770,000	6,710,851
Northern Trust Corp. 4.6% (c)(i)	4,100,000	3,996,067
State Street Corp. CME Term SOFR 3 Month Index + 2.800% 8.1398% (c)(d)(i)	6,915,000	6,915,249
		83,731,791
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(i)	7,885,000	7,165,968
4.7% (c)(i)	4,915,000	4,091,957
American Express Co. 3.55% (c)(i)	12,250,000	11,466,365
		22,724,290
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(i)	1,250,000	1,230,652
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(i)	3,000,000	2,529,163
MetLife, Inc. 3.85% (c)(i)	9,500,000	9,293,524
		11,822,687
TOTAL FINANCIALS		351,530,926
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 5.25% (b)(c)(i)	5,870,000	5,767,294
UTILITIES - 0.6%
Electric Utilities - 0.4%
Duke Energy Corp. 4.875% (c)(i)	8,058,000	8,039,094
Edison International:
5% (c)(i)	5,470,000	5,291,371
5.375% (c)(i)	4,500,000	4,408,588
		17,739,053
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (b)(c)(i)	3,495,000	3,532,452
8% (b)(c)(i)	3,000,000	3,102,393
		6,634,845
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.35% (c)(i)	1,935,000	1,849,247
Sempra 4.875% (c)(i)	4,000,000	3,918,530
		5,767,777
TOTAL UTILITIES		30,141,675
TOTAL PREFERRED SECURITIES (Cost $423,960,938)		426,853,548

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	63,783,627	63,796,384
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	6,957,948	6,958,644
TOTAL MONEY MARKET FUNDS (Cost $70,754,445)		70,755,028

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,300,885,868)	5,409,119,712
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,486,077
NET ASSETS - 100.0%	5,416,605,789

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,337,983 or 4.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	206,297,684	1,214,028,094	1,356,526,602	3,412,584	(2,792)	-	63,796,384	0.1%
Fidelity Real Estate Equity Central Fund	756,216,801	81,296,813	156,154,496	17,545,674	6,269,325	134,106,343	821,734,786	80.8%
Fidelity Securities Lending Cash Central Fund 5.39%	2,596,800	92,545,577	88,183,733	13,013	-	-	6,958,644	0.0%
Total	965,111,285	1,387,870,484	1,600,864,831	20,971,271	6,266,533	134,106,343	892,489,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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